Reverse Recapitalization	12 Months Ended
Dec. 31, 2024
Reverse Recapitalization
Reverse Recapitalization

6.Reverse Recapitalization

The Reverse Recapitalization has been accounted for with PCAC being identified as the “acquired” entity for financial reporting purposes. Accordingly, the Reverse Recapitalization has been accounted for as the equivalent of FFG issuing shares for the net assets of PCAC, accompanied by a recapitalization by third party investors. Therefore, these consolidated financial statements have been presented as a continuation of the FFG with:

●	the assets and liabilities of FFG recognized and measured in the LGHL consolidated financial statements at their carrying amounts immediately prior to the Reverse Recapitalization;
●	the retained earnings and other equity balances of FFG recognized in the LGHL consolidated financial statements at amounts immediately prior to the Reverse Recapitalization;
●	the comparative information presented in the LGHL consolidated financial statements are that of FFG Group.

FFG has been determined to be the accounting acquirer based on consideration of the following factors:

●	FFG’s previous shareholders have the largest voting rights in LGHL;
●	FFG’s previous shareholders have the right to nominate, appoint and remove the majority of the members on the LGHL board of directors;
●	FFG’s previous key management personnel are the current key management personnel of LGHL;
●	the business of LGHL is a continuation of the ongoing operations of FFG; and
●	FFG is the larger entity in terms of substantive operations and employee base.

The Group determined that PCAC does not meet the definition of a “business” pursuant to IFRS 3 - Business Combinations (“IFRS 3”), hence the transaction is accounted for within the scope of IFRS 2. In accordance with IFRS 2, the difference in the fair value of FFG’s equity instruments deemed issued to PCAC shareholders (measured based on the closing price of PCAC’s shares of $9.90 per share on December 14, 2022) over the fair value of identifiable net assets of PCAC represents a service for listing amounting to €74.54 million and was accounted for as a share-based payment expensed as incurred.

Details of the share listing expenses are set out below:

(Euro thousands)
10.64 million of LGHL shares	99,201
Net assets of PCAC	(24,661)
IFRS 2 Expense on the Closing Date	74,540

Breakdown of the net cash proceeds from the Reverse Recapitalization is set out below:

(Euro thousands)
Proceeds from the Reverse Recapitalization	183,426
Payments of transaction costs related to the Reverse Recapitalization	(11,217)
Net cash proceeds from the Reverse Recapitalization	172,209

The Reverse Recapitalization has also involved:

●	at the Closing Date and immediately prior to the Reverse Recapitalization, LGHL effected a share subdivision and redesignation such that each authorized, issued and unissued share of LGHL of a par value of $1.00 is sub-divided on a 1,000,000:1 basis into 1,000,000 shares of LGHL of a par value $0.000001 each and a re-designation of shares such that the authorized share capital of LGHL is $50,000 divided into 49,984,999,999 LGHL ordinary shares with a par value of $0.000001 each, 15,000,000 LGHL non-voting ordinary shares with a par value of $0.000001 each and one LGHL convertible preference share with a par value of $0.000001 each;
●	additional capitalization by way of the issuance of LGHL shares to third party investors on December 14, 2022, pursuant to investment commitments in previously agreed subscription agreements in which the investors committed to subscribe for and purchase 15,327,225 LGHL ordinary shares (see Note 29) for an aggregate purchase price of $ 153.27 million; and
●	Costs of approximately € 85.76 million related to the Reverse Recapitalization include (i) the € 74.54 million described in the table above; (ii) a total of € 11.22 million share listing and associated expenses consisting primarily of advisory, banking, printing, legal, and accounting fees, of which € 1.57 million were recognized directly within equity and € 9.65 million were recognized in the consolidated statement of profit or loss for the year ended December 31, 2022.